Income Taxes Components of Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current tax provision	$ 594.4	$ 460.2	$ 424.8
Deferred tax expense (benefit)	32.0	94.4	(9.4)
Total income tax provision	$ 626.4	$ 554.6	$ 415.4